Consolidated Statement of Financial Position	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Assets
Goodwill		€ 70,010,000
Intangible assets	€ 848,000	164,862,000
Property, plant and equipment	80,663,000	122,898,000
Deferred tax assets	195,000	1,474,000
Non-current R&D incentives receivables	126,662,000	132,729,000
Non-current contingent consideration receivable.	47,750,000	42,465,000
Equity Investments	46,809,000	52,941,000
Other non-current assets	2,959,000	8,708,000
Convertible Loan	21,175,000
non-current financial investments		200,182,000
Non-current assets	327,061,000	796,269,000
Inventories	22,493,000	51,192,000
Trade and other receivables	20,706,000	47,476,000
Current R&D incentives receivables	31,208,000	39,882,000
Current financial investments	2,910,180,000	3,053,334,000
Cash and cash equivalents	87,868,000	64,239,000
Escrow account		41,163,000
Other current assets	7,002,000	31,049,000
Current assets from continuing operations	3,079,457,000	3,328,335,000
Assets classified as held for sale		11,115,000
Total current assets	3,079,457,000	3,339,450,000
Total assets	3,406,518,000	4,135,719,000
Equity and liabilities
Share capital	293,937,000	293,937,000
Share premium account	2,736,994,000	2,736,994,000
Other reserves	(8,637,000)	(3,158,000)
Translation differences	2,997,000	3,472,000
Accumulated losses	210,577,000	(134,306,000)
Total equity	3,235,868,000	2,896,939,000
Retirement benefit liabilities		2,099,000
Deferred tax liabilities		20,660,000
Non-current lease liabilities	5,186,000	8,243,000
Other non-current liabilities	12,601,000	33,821,000
Non-current deferred income		838,876,000
Non-current liabilities	17,787,000	903,699,000
Current lease liabilities	1,729,000	3,479,000
Trade and other liabilities	104,647,000	98,877,000
Provisions	45,499,000
Current tax payable	956,000	249,000
Current deferred income	32,000	232,476,000
Total current liabilities	152,863,000	335,081,000
Total liabilities	170,650,000	1,238,780,000
Total equity and liabilities	€ 3,406,518,000	€ 4,135,719,000